                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-04386
                                   ---------------------------------------------

                            Van Kampen Tax Free Trust
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               (Exact name of registrant as specified in charter)

     522 Fifth Avenue, New York, New York                  10036
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   (Address of principal executive offices)              (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-869-6397
                                                    ----------------------------

Date of fiscal year end:   9/30
                         --------------------

Date of reporting period:   7/1/06-6/30/07
                          -------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04386
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen Tax Free Trust









================= VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND ==================

The Registrant held no securities during the period July 1, 2006 through June 30, 2007 which required proxy votes and therefore there are no voting records to report.

=================== VAN KAMPEN INSURED TAX FREE INCOME FUND ====================

The Registrant held no securities during the period July 1, 2006 through June 30, 2007 which required proxy votes and therefore there are no voting records to report.

============== VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND ==============

The Registrant held no securities during the period July 1, 2006 through June 30, 2007 which required proxy votes and therefore there are no voting records to report.

======================= VAN KAMPEN MUNICIPAL INCOME FUND =======================

The Registrant held no securities during the period July 1, 2006 through June 30, 2007 which required proxy votes and therefore there are no voting records to report.

=================== VAN KAMPEN NEW YORK TAX FREE INCOME FUND ===================

The Registrant held no securities during the period July 1, 2006 through June 30, 2007 which required proxy votes and therefore there are no voting records to report.

================== VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND ==================


The Registrant held no securities during the period July 1, 2006 through June 30, 2007 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Tax Free  Trust
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By (Signature and Title):
                                          /s/ Ronald E. Robison

                                President and Principal Executive Officer
                          ------------------------------------------------------


Date   August 28, 2007
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